Consolidated Statement of Shareholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Total IGT PLC Equity	Total IGT PLC Equity Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Additional Paid-In Capital	Retained Deficit	Retained Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income	Non- Controlling Interests
Balance, beginning of period at Dec. 31, 2017	$ 2,354,931	$ 45,527	$ 2,004,995	$ 45,527	$ 20,344	$ 2,676,854	$ (1,032,372)	$ 45,527	$ 340,169	$ 349,936
Shares of common stock outstanding
Net (loss) income	94,321		(21,350)				(21,350)			115,671
Other comprehensive (loss) income, net of tax	(97,323)		(78,632)						(78,632)	(18,691)
Total comprehensive income (loss)	(3,002)		(99,982)				(21,350)		(78,632)	96,980
Reclassification of redeemable non-controlling interests	377,243									377,243
Capital increase	319,254									319,254
Stock-based compensation	33,086		33,086			33,086
Shares issued upon exercise of stock options	(1,551)		(1,551)		15	(1,566)
Shares issued under stock award plans	(11,091)		(11,091)		62	(11,153)
Return of capital	(85,046)									(85,046)
Dividends paid	(277,573)		(163,236)			(163,236)				(114,337)
Other	151		151			149	2
Balance, end of period at Dec. 31, 2018	2,751,929		1,807,899		20,421	2,534,134	(1,008,193)		261,537	944,030
Shares of common stock outstanding
Net (loss) income	111,658		(19,025)				(19,025)			130,683
Other comprehensive (loss) income, net of tax	(14,918)		988						988	(15,906)
Total comprehensive income (loss)	96,740		(18,037)				(19,025)		988	114,777
Capital increase	1,499									1,499
Stock-based compensation	26,514		26,514			26,514
Shares issued under stock award plans	(1,591)		(1,591)		22	(1,613)
Return of capital	(98,872)									(98,872)
Dividends paid	(300,339)		(163,503)			(163,503)				(136,836)
Other	9,098		6,980				6,980			2,118
Balance, end of period at Dec. 31, 2019	2,484,978		1,658,262		20,443	2,395,532	(1,020,238)		262,525	826,716
Shares of common stock outstanding
Net (loss) income	(838,724)		(897,890)				(897,890)			59,166
Other comprehensive (loss) income, net of tax	126,745		67,290						67,290	59,455
Total comprehensive income (loss)	(711,979)		(830,600)				(897,890)		67,290	118,621
Capital increase	9,321		390			390				8,931
Stock-based compensation	(6,877)		(6,877)			(6,877)
Shares issued under stock award plans	(1,195)		(1,195)		42	(1,237)
Return of capital	(32,238)									(32,238)
Dividends paid	(178,498)		(40,887)			(40,887)				(137,611)
Other	(2,349)		(2,356)				(2,356)			7
Balance, end of period at Dec. 31, 2020	$ 1,561,163		$ 776,737		$ 20,485	$ 2,346,921	$ (1,920,484)		$ 329,815	$ 784,426